Related Parties And Related Party Transactions - Summary of Related Party Transactions Outstanding (Detail) - Ping An Insurance Company of ChinaLtd [Member] - CNY (¥) ¥ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Outstanding Balances For Related Party Transactions [Line Items]
Cash	¥ 14,392,047	¥ 14,600,958
Financial assets at fair value through profit or loss	3,029,174
Account and other receivables and contract assets	2,040,869	2,784,752
Payable to platform investors, accounts and other payables and contract liabilities, payable to investors of consolidated structured entities and other liabilities	1,888,065	2,521,441
Financial assets at amortized cost	¥ 4,159,973	¥ 6,903,263